Prepayments and Other Current and Non-current Assets (Details Textual) In Millions, unless otherwise specified				12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2008 CNY	Jun. 30, 2013 Noncurrent Prepayments [Member] USD ($)	Jun. 30, 2013 Noncurrent Prepayments [Member] CNY
Advances On Short Term Debt Financing Costs	$ 2.5	15.4
Advances On Property Management Fee	1.0	6.2
Investments in and Advances to Affiliates, at Fair Value	0.6	3.8
Provision For Impairment Loss On Assets				6.5	40.0
Ground Leases, Net, Total			40